16. REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Schedule of revenues

For each of the identified periods, revenues can be categorized into the following:

	For the year ended December 31,
	2018	2017
Product Sales	$6,144,251	$1,401,103
Maintenance Fees	7,576	7,114
Professional Services	10,575	3,825
Total Revenues	$6,162,402	$1,412,042